Income Taxes (Details) - Schedule of reconciliation of taxes on income computed at the federal statutory rate to amounts - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Schedule of reconciliation of taxes on income computed at the federal statutory rate to amounts [Abstract]
Book income (loss) from operations	$ (615,894)	$ (580,992)
Common stock issued for services	421,024	52,931
Impairment expense
Unused operating losses	194,870	528,061
Income tax expense